Annual Total Returns - Putnam Dynamic Risk Allocation Fund - Class A	Total
Entity Listings [Line Items]
Annual Return 2012	11.55%
Annual Return 2013	4.00%
Annual Return 2014	2.69%
Annual Return 2015	(6.32%)
Annual Return 2016	8.74%
Annual Return 2017	13.46%
Annual Return 2018	(11.00%)
Annual Return 2019	14.89%